Institutional Class Prospectus | DSM Large Cap Growth Fund
DSM Large Cap Growth Fund
DSM LARGE CAP GROWTH FUND

Institutional Class (DSMLX)

Supplement dated March 28, 2014 to

Prospectus dated October 31, 2013, as supplemented

At a meeting of the shareholders of the DSM Large Cap Growth Fund (the “Fund”) held on March 28, 2014, the shareholders approved the re-classification of the Fund as “non-diversified” effective immediately.  Accordingly, the following revisions are hereby made to the Institutional Class Prospectus.

The following sentence is added to the end of the first paragraph titled, "Principal Investment Strategies - Permissible Securities" on page 2 of the Institutional Class Prospectus Summary Section:
“The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.”
The following risk disclosure is added on page 2 of the Institutional Class Prospectus Summary Section:
•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

Please retain this Supplement with the Prospectus.